COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		21 Months Ended
	May 31, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
DisclosureLineElements [Line Items]
Operating lease expense		$ 112,832	$ 126,831	$ 347,350	$ 327,008
Accrued compensation							$ 2,320,500
First Doctor [Member]
DisclosureLineElements [Line Items]
Annual base salaries	$ 372,000
Second Doctor [Member]
DisclosureLineElements [Line Items]
Annual base salaries	450,000
Third Doctor [Member]
DisclosureLineElements [Line Items]
Annual base salaries	$ 372,000
Chief Executive Officer [Member]
DisclosureLineElements [Line Items]
Salaries wages and officers compensation description				Mr. Cunningham’s base salary shall be automatically and permanently increased by $100,000 upon the successful acquisition of certain companies in 2025. His base salary will also be automatically and permanently increased by $100,000 following the Company’s successful listing on Nasdaq and a corresponding $4 million dollar capital raise beginning the month after the uplisting and commensurate close of the equity raise. Mr. Cunningham is entitled to a one-time performance bonus of $100,000 following the Company’s successful listing on Nasdaq with a corresponding $4 million dollar capital raise. Mr. Cunningham shall also earn a one-time performance bonus of $100,000 following each future successful acquisition. In the event that the Company is unable to pay his base salary or bonus in dollars, a portion of, or all compensation due to Mr. Cunningham, may be converted to a promissory note bearing an annual interest rate of 5.00% with interest to be paid quarterly. In addition, effective as of January 1, 2025, all past due amounts owed to Mr. Cunningham shall earn interest at a rate of 5% with interest paid quarterly. For the year ended December 31, 2024, the Company agreed to pay $360,000 per year and $250,000 of targeted annual incentives to Mr. Cunningham based on his prior employment agreement and its related amendments since July 1, 2020, of which 75% was being paid in cash and 25% was accrued as of December 31, 2024.
Accrued compensation		2,215,500		$ 2,215,500		$ 2,215,500	2,215,500
Interest expense		27,921		82,854
Chief Executive Officer [Member] | Employment Agreement [Member]
DisclosureLineElements [Line Items]
Annual base salaries				$ 885,000
Board of Directors Chairman [Member]
DisclosureLineElements [Line Items]
Salaries wages and officers compensation description				Mr. Thompson is eligible for an incentive annual bonus, for a one-time performance bonus of $200,000 following the Company’s successful listing on Nasdaq with a corresponding $4 million dollar capital raise and for a one-time performance bonus of $250,000 upon the successful closing of any acquisition in 2025. Through calendar year 2024, Mr. Thompson was also eligible to receive compensation in shares of preferred stock in the event that the Company was unable to pay his base salary in dollars. For calendar year 2025, in the event that the Company is unable to pay his base salary or bonus in dollars, a portion of or all compensation due to Mr. Thompson may be converted to a promissory note bearing an annual interest rate of 5.00% with interest to be paid quarterly. In addition, effective as of January 1, 2025, all past due amounts owed to Mr. Thompson shall earn interest at a rate of 5% with interest paid quarterly. For the year ended December 31, 2024, the Company agreed to pay $360,000 per year and $250,000 of targeted annual incentives to the Mr. Thompson based on his employment agreement and its related amendments since July 15, 2020, of which 56% was paid in cash and 44% was accrued at December 31, 2024.
Accrued compensation		2,320,500		$ 2,320,500		2,320,500
Interest expense		29,245		86,780
Board of Directors Chairman [Member] | Employment Agreement [Member]
DisclosureLineElements [Line Items]
Annual base salaries				$ 700,000
Chief Financial Officer [Member]
DisclosureLineElements [Line Items]
Salaries wages and officers compensation description				Accordingly, Mr. Shafer’s base salary was increased to $250,800 effective as of January 1, 2025. He is also eligible for consideration for a one-time achievement bonus equal to 35% of base salary within sixty (60) days upon our company uplisting to a national securities exchange. In addition, he is also eligible for an annual target bonus equal to 25% of base salary based on the achievement of certain performance goals and annual stock option grants
Chief Financial Officer [Member] | Employment Agreement [Member]
DisclosureLineElements [Line Items]
Annual base salaries						228,000
Accrued compensation		$ 0		$ 0		$ 0	$ 0